14. MANAGEMENT OF CAPITAL RISK	12 Months Ended
Sep. 30, 2024
Notes
14. MANAGEMENT OF CAPITAL RISK

14. MANAGEMENT OF CAPITAL RISK

The Company considers items included in shareholders’ equity as capital. The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to pursue the development of its mineral properties and to maintain a flexible capital structure which optimizes the costs of capital at an acceptable risk.

The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets.  To maintain or adjust the capital structure, the Company may attempt to issue new shares, issue new debt, acquire or dispose of assets or adjust the amount of cash and cash equivalents.

In order to facilitate the management of its capital requirements, the Company prepares expenditure budgets that are updated as necessary depending on various factors, including successful capital deployment and general industry conditions.

In order to maximize ongoing development efforts, the Company does not pay out dividends.  The Company’s approach to managing capital remains unchanged from the year ended September 30, 2024.